Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value interest rate swap discount rate	1.60%
Assets transferred between Level 1 and Level 2	$ 0
Assets transferred between Level 2 To Level 3	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	44,000,000
Increase in Fair Value of Contigent Considertion Due to Five Percent Increase in Projections	30,000,000
Decrease in Fair Value of Contigent Considertion Due to 5% Decrease in Projections	20,000,000
Available-for-sale Securities, Amortized Cost Basis	16,000,000	38,000,000
Defined Contribution Plan, Fair Value of Plan Assets	19,000,000	20,000,000
Senior Debt Obligations Due 2014 [Member]
Fair value measurement on senior notes subject to interest rate swaps	$ 250,000,000